Other receivables (Tables)	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Schedule of other receivables	Other receivables consist of the following:
	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Employee advance and others	$38,028	$4,596
Tax recoverable	12,813	-
Total	$50,841	$4,596